Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions

Caleres, Inc. 401(k) Savings Plan

Schedule H, Line 4a – Schedule of Delinquent Participant Contributions

EIN: 43-0197190 Plan Number: 006

December 31, 2025

Participant Contributions		Total that Constitute Nonexempt
Transferred Late to Plan		Prohibited Transactions
				Contributions	Total Fully
Check here if Late Participant			Contributions	Pending	Corrected Under
Loan Repayments are included		Contributions	Corrected	Correction in	VCP and PTD
☒		Not Corrected	Outside VFCP	VFCP	2002-51
2025	538,420	538,420	—	—	—